Debt - Future maturities of long-term debt and amortization of debt issuance cost (Details) - USD ($) $ in Thousands	Sep. 26, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
2021 (remaining three months)	$ 2,765
2021	5,528	$ 5,528
2022	5,528	5,528
2023	5,528	5,528
2024	519,853	5,528
2025		519,857
Thereafter	49,320	149,701
Long-term Debt, Total	588,522	691,670
Debt Issuance Costs, Net [Abstract]
2021 (remaining three months)	703
2021	2,899	3,911
2022	3,019	3,618
2023	3,148	3,344
2024	2,746	3,092
2025		2,450
Thereafter	85	269
Debt Issuance Costs	$ 12,600	$ 16,684	$ 15,065